EXPLANATORY NOTE

On behalf of SunAmerica Specialty Series and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are eXtensible Business Reporting Language (“XBRL”) exhibits containing interactive data format risk/return summary information that mirrors fees and expenses table risk/return summary information contained in the supplement to the Prospectus dated March 1, 2014, as supplemented November 25, 2014 pursuant to Rule 497(e).  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (SEC Accession No. 0001193125-14-424928).